Debt - Summary of Net Interest Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Original issue discounts	$ 0.1	$ 0.1	$ 0.2	$ 0.2
Total interest expense	13.5	13.9	27.0	27.8
Interest income	(2.9)	(0.1)	(2.9)	(0.1)
Interest expense, net	10.6	13.8	24.1	27.7
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest expense	4.1	4.2	8.1	8.3
Amortization Debt issue costs	0.3	0.3	0.6	0.6
Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	8.6	8.6	17.2	17.2
Amortization Debt issue costs	0.3	0.2	0.6	0.5
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Amortization Debt issue costs	0.1	0.1	0.2	0.2
Other Debt [Member]
Debt Instrument [Line Items]
Interest expense		$ 0.4	$ 0.1	$ 0.8